Employees' Retirement and Defined Contribution Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Pension and Other Postretirement Benefit Plans [Line Items]
Pension expense	$ 2,465	$ 2,836	$ 1,970
Company contributions, employee benefit expenses	16,744	15,902	15,273
Company contributions for postretirement plan	$ 44	$ 0	$ 150